UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22696

Compass EMP Funds Trust

(Exact name of registrant as specified in charter)

 213 Overlook Circle, Suite A-1, Brentwood, TN 37027

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

    11/30

Date of reporting period:  8/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2013

Shares		Value
	MUTUAL FUNDS - 99.0%
	ASSET ALLOCATION FUNDS - 17.6%
1,554,318	Compass EMP Long/Short Fixed Income Fund *	$ 15,278,941

	COMMODITY FUNDS - 26.0%
1,214,323	Compass EMP Commodity Long/Short Strategies Fund *	11,268,916
1,216,162	Compass EMP Commodity Strategies Volatility Weighted Fund *	11,261,661
		22,530,577
	EQUITY FUNDS - 55.4%
790,141	Compass EMP International 500 Enhanced Volatility Weighted Fund	8,422,906
1,887,578	Compass EMP Long/Short Strategies Fund *	19,668,565
791,724	Compass EMP REC Enhanced Volatility Weighted Fund	8,463,529
968,945	Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	11,578,896
		48,133,896

	TOTAL MUTUAL FUNDS - (Cost - $87,538,401)	85,943,414

	MONEY MARKET FUND - 1.5%
1,303,672	AIM STIT - Liquid Assets Portfolio - 0.27% **	1,303,672
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,303,672)

	TOTAL INVESTMENTS - 100.5% (Cost - $88,842,073) (a)	$ 87,247,086
	OTHER LIABILITIES LESS ASSETS - (0.5) %	(474,868)
	NET ASSETS - 100.0%	$ 86,772,218

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $88,842,073 and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 175,256
	Unrealized depreciation	(1,770,243)
	Net unrealized depreciation	$ (1,594,987)

* Non income producing security.
** Money market fund; interest rate reflects seven day effective yield on August 31, 2013

COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2013

Shares		Value
	MUTUAL FUNDS - 95.3%
	ASSET ALLOCATION FUNDS - 30.6%
2,481,204	Compass EMP Enhanced Fixed Income Fund	$ 24,166,923
816,612	Compass EMP Long/Short Fixed Income Fund *	8,027,298
		32,194,221
	COMMODITY FUNDS - 7.3%
412,619	Compass EMP Commodity Long/Short Strategies Fund *	3,829,100
413,192	Compass EMP Commodity Strategies Volatility Weighted Fund *	3,826,161
		7,655,261
	EQUITY FUNDS - 57.4%
297,823	Compass EMP Emerging Market 500 Volatility Weighted Fund	2,778,688
1,019,348	Compass EMP International 500 Enhanced Volatility Weighted Fund	10,866,249
745,586	Compass EMP International 500 Volatility Weighted Fund	8,298,373
641,811	Compass EMP Long/Short Strategies Fund *	6,687,672
266,005	Compass EMP REC Enhanced Volatility Weighted Fund	2,843,594
1,235,482	Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	14,764,008
882,950	Compass EMP U.S. 500 Volatility Weighted Fund	10,577,742
278,917	Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	3,517,144
		60,333,470

	TOTAL MUTUAL FUNDS (Cost - $102,591,377)	100,182,952

	SHORT TERM INVESTMENTS - 4.8%
	MONEY MARKET FUND - 4.8%
5,036,998	AIM STIT - Liquid Assets Portfolio - 0.27% **	5,036,998
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,036,998)

	TOTAL INVESTMENTS - 100.1% (Cost - $107,628,375) (a)	$ 105,219,950
	OTHER LIABILITIES LESS ASSETS - (0.1) %	(113,719)
	NET ASSETS - 100.0%	$ 105,106,231

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $107,650,540 and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ -
	Unrealized depreciation	(2,430,591)
	Net unrealized depreciation	$ (2,430,591)
* Non income producing security.
** Money market fund; interest rate reflects seven day effective yield on August 31, 2013

COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2013

Shares		Value
	MUTUAL FUNDS - 97.4%
	EQUITY FUNDS - 97.4%
325,991	Compass EMP Emerging Market 500 Volatility Weighted Fund	$ 3,041,500
1,131,209	Compass EMP International 500 Enhanced Volatility Weighted Fund	12,058,685
827,556	Compass EMP International 500 Volatility Weighted Fund	9,210,702
1,355,746	Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	16,201,162
965,008	Compass EMP U.S. 500 Volatility Weighted Fund	11,560,791
309,214	Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	3,899,184
	TOTAL MUTUAL FUNDS (Cost - 57,492,473)	55,972,024

	SHORT TERM INVESTMENTS - 2.6%
	MONEY MARKET FUND - 2.6%
1,518,652	AIM STIT - Liquid Assets Portfolio - 0.27% *	1,518,652
	TOTAL SHORT-TERM INVESTMENTS (Cost - 1,518,652)

	TOTAL INVESTMENTS - 100.0% (Cost - 59,011,125) (a)	$ 57,490,676
	OTHER LIABILITIES LESS ASSETS - 0.0%	(23,954)
	NET ASSETS - 100.0%	$ 57,466,722

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $59,011,125 and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ -
	Unrealized depreciation	(1,520,449)
	Net unrealized depreciation	$ (1,520,449)
* Money market fund; interest rate reflects seven day effective yield on August 31, 2013

COMPASS EMP FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2013

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of August 31, 2013 in valuing the fund's assets carried at fair value:

Multi-Asset Balanced Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds *	$ 100,182,952	$ -	$ -	$ 100,182,952
Short-Term Investments	5,036,998	-	-	5,036,998
Total	$ 105,219,950	$ -	$ -	$ 105,219,950

Multi-Asset Growth Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds *	$ 55,972,024	$ -	$ -	$ 55,972,024
Short-Term Investments	1,518,652	-	-	1,518,652
Total	$ 57,490,676	$ -	$ -	$ 57,490,676

Alternative Strategies Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds *	$ 85,943,414	$ -	$ -	$ 85,943,414
Short-Term Investments	1,303,672	-	-	1,303,672
Total	$ 87,247,086	$ -	$ -	$ 87,247,086
The Fund did not hold any Level 3 securities during the period
There were no transfers into or out of Level 1 and Level 2 during the period
*Please refer to the Portfolio of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Compass EMP Funds Trust

By

*/s/ Stephen M. Hammers

       Stephan M. Hammers, President

Date

10/30/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Stephen M. Hammers

       Stephen M. Hammers, President

Date

10/30/2013

By

*/s/ Robert W. Walker

       Robert W. Walker, Treasurer

Date

10/30/2013